Long-Term Loans (Details) - Schedule of Long Term Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Long-Term Loan	$ 4,872,482	$ 4,567,114	¥ 35,331,831	¥ 31,500,300
Current portion of long-term loans	(4,429,524)	(4,349,591)	(32,119,810)	(30,000,000)
Total	442,958	217,523	3,212,021	1,500,300
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 62,430		¥ 452,698
Long-Term Loan Issuance Date	Jan. 17, 2023
Long-Term Loan Expiration Date	Jan. 23, 2025
Long-Term Loan Interest	7.92%		7.92%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 27,581	$ 72,493	¥ 200,000	¥ 500,000
Long-Term Loan Issuance Date	Apr. 27, 2023	Oct. 06, 2022
Long-Term Loan Expiration Date	Apr. 23, 2025	Sep. 23, 2024
Long-Term Loan Interest	6.6528%	7.27%	6.6528%	7.27%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 49,252	$ 58,012	¥ 357,143	¥ 400,120
Long-Term Loan Issuance Date	Oct. 06, 2022	Oct. 23, 2022
Long-Term Loan Expiration Date	Sep. 23, 2024	Oct. 23, 2024
Long-Term Loan Interest	7.272%	6.55%	7.272%	6.55%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 42,041	$ 87,018	¥ 304,853	¥ 600,180
Long-Term Loan Issuance Date	Oct. 22, 2022	Dec. 30, 2022
Long-Term Loan Expiration Date	Oct. 23, 2024	Dec. 23, 2024
Long-Term Loan Interest	6.552%	7.13%	6.552%	7.13%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 70,945		¥ 514,440
Long-Term Loan Issuance Date	Dec. 30, 2022
Long-Term Loan Expiration Date	Dec. 23, 2024
Long-Term Loan Interest	7.128%		7.128%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 62,430		¥ 452,697
Long-Term Loan Issuance Date	Jan. 17, 2023
Long-Term Loan Expiration Date	Jan. 23, 2025
Long-Term Loan Interest	7.92%		7.92%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 13,791		¥ 100,000
Long-Term Loan Issuance Date	Mar. 29, 2023
Long-Term Loan Expiration Date	Mar. 23, 2025
Long-Term Loan Interest	7.4844%		7.4844%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 165,488		¥ 1,200,000
Long-Term Loan Issuance Date	Jun. 02, 2023
Long-Term Loan Expiration Date	May 30, 2026
Long-Term Loan Interest	6.60%		6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 241,336		¥ 1,750,000
Long-Term Loan Issuance Date	Jun. 02, 2023
Long-Term Loan Expiration Date	May 30, 2026
Long-Term Loan Interest	6.60%		6.60%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 1,379,063	$ 4,349,591	¥ 10,000,000	¥ 30,000,000
Long-Term Loan Issuance Date	Mar. 29, 2023	Apr. 12, 2021
Long-Term Loan Expiration Date	Jun. 17, 2024	Apr. 08, 2023
Long-Term Loan Interest	4.12%	4.70%	4.12%	4.70%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 1,379,063		¥ 10,000,000
Long-Term Loan Issuance Date	Mar. 30, 2023
Long-Term Loan Expiration Date	Jun. 17, 2024
Long-Term Loan Interest	4.12%		4.12%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 1,379,063		¥ 10,000,000
Long-Term Loan Issuance Date	Mar. 31, 2023
Long-Term Loan Expiration Date	Jun. 17, 2024
Long-Term Loan Interest	4.12%		4.12%